CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME/(LOSS) (unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income/(loss)		$ 151	$ (422)	$ 235	$ (479)
Other comprehensive income to be eventually recycled into the consolidated income statement:
Currency translation effects		20	13	(18)	(42)
Total of items to eventually recycle		20	13	(18)	(42)
Other comprehensive income never to be recycled into the consolidated income statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[1]	(7)	(22)	15	(23)
Fair value adjustments on equity securities, net of taxes	[2]	0	0	0	(7)
Total of items never to be recycled		(7)	(22)	15	(30)
Total comprehensive income/(loss)		$ 164	$ (431)	$ 232	$ (551)

[1]	Amounts are net of tax benefits of $2 million and $5 million for the three months ended June 30, 2021 and 2020, respectively. Amounts are net of tax expense of $7 million and tax benefit of $7 million for the six months ended June 30, 2021 and 2020, respectively.
[2]	Amount is net of tax benefit of $3 million for the six months ended June 30, 2020.